Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Accumulated depreciation	$ 1,732
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	14,991,000,000	14,991,000,000	14,991,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	12,189,293,609	12,189,293,609	12,189,293,609
Series K Preferred Stock [Member]
Preferred stock, shares authorized	3	3	3
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, issued	3	0	0
Preferred stock, outstanding	3	0	0
Series L Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, issued	10	0	0
Preferred stock, outstanding	10	0	0